JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—96.1% (a)
Alabama—2.8%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,024
Utility—2.6%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	3,997
Series 2026A, Rev., 5.00%, 12/1/2034	3,750	3,960
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,600
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,571
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,053
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	325	339
		12,520
Total Alabama		13,544
California—86.8%
Certificate of Participation/Lease—0.9%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	2,000	2,238
Mount Diablo Unified School District Series 2026, COP, A.G., 5.00%, 9/1/2031	1,000	1,121
Placentia-Yorba Linda Unified School District Series 2026, COP, 5.00%, 10/1/2029	1,000	1,081
		4,440
Education—5.3%
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,239
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2064 (b)	1,250	1,181
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,018
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,662
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,266
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,140
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	277
Series 2023, 4.00%, 8/1/2043	1,000	1,005
Series 2023, 5.00%, 8/1/2044	800	877
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,152
Series 2025CD, Rev., 5.00%, 5/15/2036	2,000	2,350
Series 2025CD, Rev., 5.25%, 5/15/2040	2,000	2,426
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,291
Series 2026CF, Rev., 5.00%, 11/15/2043	1,500	1,674
		25,558
General Obligation—17.6%
Albany Unified School District Series 2026, GO, 5.00%, 8/1/2026 (d)	2,000	2,007
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	3,886
Centinela Valley Union High School District Series 2026, GO, A.G., 5.00%, 8/1/2027	2,270	2,338
Chabot-Las Positas Community College District, Election of 2016 Series 2016D, GO, 5.00%, 8/1/2043	2,000	2,259
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,510

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2037	1,000	665
Series A, GO, Zero Coupon, 8/1/2039	1,075	648
Series A, GO, Zero Coupon, 8/1/2044	750	337
Series A, GO, Zero Coupon, 8/1/2045	1,000	425
Series A, GO, Zero Coupon, 8/1/2046	1,000	398
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,125
Desert Community College District, Election of 2016
Series 2026, GO, 5.00%, 8/1/2045	2,500	2,758
Series 2024, GO, 4.00%, 8/1/2051	4,000	3,778
Downey Unified School District, Election of 2022 Series B, GO, 4.00%, 8/1/2051	1,500	1,430
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,354
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,411
Long Beach Community College District Series 2025E, GO, 5.00%, 8/1/2046	1,650	1,794
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,238
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024 QRR, GO, 5.25%, 7/1/2049	940	1,016
Menlo Park City School District, Capital Appreciation
Series 2015, GO, Zero Coupon, 7/1/2031	500	410
Series 2015, GO, Zero Coupon, 7/1/2032	880	692
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	975
Series B, GO, 5.00%, 8/1/2040	1,000	1,143
Mount Diablo Unified School District
Series 2025, GO, 5.00%, 8/1/2032	750	853
Series 2025, GO, 5.00%, 8/1/2033	700	807
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,940
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	1,005
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	1,006
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,783
Pittsburg Unified School District Series 2026, GO, 5.00%, 8/1/2037	4,975	5,852
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	1,011
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,752
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (e)	385	407
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,239
San Dieguito Union High School District Series 2025, GO, 5.00%, 8/1/2037	1,700	1,982
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042	1,500	1,700
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	670
Series C, GO, 4.00%, 9/1/2043	1,490	1,515
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,641
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,093
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,827
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	766
San Mateo Union High School District Series 2026, GO, 5.00%, 9/1/2028 (d)	1,750	1,857

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,689
State of California Series 2024B2, GO, VRDO, 1.00%, 6/10/2026 (c)	5,000	5,000
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	934
GO, 4.00%, 10/1/2041	5,000	5,081
Twin Rivers Unified School District Series 2026A, GO, A.G., 4.00%, 2/1/2039	1,000	1,046
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	985
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,273
		85,311
Hospital—6.7%
California Health Facilities Financing Authority, Adventist Health System Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,166
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series 2015, Rev., 5.00%, 11/15/2030	250	251
Series 2015, Rev., 5.00%, 11/15/2032	400	402
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,904
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,101
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,570
California Health Facilities Financing Authority, EL Camino Health
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,117
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,894
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,342
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	3,175	3,691
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	1,974
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,321
California Health Facilities Financing Authority, Sutter Health
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,543
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	904
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project Series 2025A, Rev., 5.00%, 11/1/2049	700	716
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	1,988
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	693
Series 2024A, Rev., 5.00%, 12/1/2027	450	467
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,053
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,154
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	1,000
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	1,009
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,329
		32,589
Housing—9.3%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	1,000	1,057
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,528

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Housing — continued
California Housing Finance Agency, Multi- Family Housing Santa Monica Christian Towers Series 2026I, Rev., 2.60%, 4/1/2030 (c)	1,000	987
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	452
Series 2024A, Rev., 5.00%, 8/15/2027	575	588
Series 2024A, Rev., 5.00%, 8/15/2029	820	869
Series 2024A, Rev., 5.00%, 8/15/2031	540	587
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	1,009
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,814
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,513
California Municipal Finance Authority, Multi-Family Housing EL Camino Real , Rev., 2.50%, 3/1/2029 (c)	1,000	985
California Municipal Finance Authority, Multi-Family Housing Palmdale Family Apartments Series 2025A-1, Rev., 2.95%, 1/1/2028 (c)	3,000	3,001
California Municipal Finance Authority, Multi-Family Housing The Winslow Series 2025A, Rev., 2.95%, 12/1/2028 (c)	3,000	2,999
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,140
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,501
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,523
California Statewide Communities Development Authority, Odd Fellows Home of California Project
Series 2026A, Rev., 5.00%, 4/1/2045	265	285
Series 2026A, Rev., 5.00%, 4/1/2047	600	631
Series 2026A, Rev., 5.00%, 4/1/2049	550	572
Series 2026A, Rev., 5.00%, 4/1/2050	830	861
Series 2026A, Rev., 5.00%, 4/1/2056	2,750	2,824
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,926
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., VRDO, 5.00%, 6/1/2026 (c)	2,000	2,000
Department of Veterans Affairs Veteran's Farm and Home Purchase Program Series 2026A, Rev., 6.25%, 12/1/2056	2,000	2,268
Los Angeles Housing Authority, Multi Family Housing, Victory BLVD Series 2025A, Rev., 3.00%, 7/1/2029 (c)	2,500	2,503
Marina Joint Powers Financing Authority, Multi Family Housing Preston Park Apartments Series 2026, Rev., FNMA COLL, 3.40%, 3/1/2036	5,500	5,558
		44,981
Industrial Development Revenue/Pollution Control Revenue—6.1%
California Infrastructure and Economic Development Bank, Los Angeles County Museum of Art Project Series 2026, Rev., 3.25%, 6/1/2033	1,000	1,003
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,212
Series 2026, Rev., 5.00%, 7/1/2033	2,000	2,252
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,840	3,862
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	3,000
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020A, Rev., AMT, VRDO, 2.88%, 9/1/2026 (c)	1,000	1,000
Series 2020B, Rev., AMT, VRDO, 2.88%, 6/1/2027 (c)	3,500	3,500
Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	2,005
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Series 2023, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,280
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 2.95%, 7/15/2026 (b) (c)	1,000	1,000
Municipal Improvement Corp. of Los Angeles, Capital Equipment and Real Project Series 2026A, Rev., 5.00%, 5/1/2045	1,750	1,903

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Industrial Development Revenue/Pollution Control Revenue — continued
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,006
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	495
Series 2023A, Rev., 5.00%, 6/1/2038	400	437
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,065
Santa Cruz County Redevelopment Successor Agency
Series 2025B, Rev., 5.00%, 9/1/2026	500	503
Series 2025B, Rev., 5.00%, 9/1/2027	285	294
Series 2025B, Rev., 5.00%, 9/1/2028	400	423
Series 2025B, Rev., 5.00%, 9/1/2029	500	541
		29,781
Other Revenue—11.5%
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	711
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,417
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020B-1, Rev., 5.00%, 6/1/2026	1,730	1,730
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,167
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	1,032
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	3,875	645
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	878
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	1,058
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2027	365	371
Series 2024A, Rev., 5.00%, 4/1/2028	310	320
Series 2024A, Rev., 5.00%, 4/1/2029	250	262
Series 2024A, Rev., 5.00%, 4/1/2030	200	213
Series 2024A, Rev., 5.00%, 4/1/2031	265	285
Series 2024A, Rev., 5.00%, 4/1/2032	310	336
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	995	988
Series 2025-1, Rev., 3.54%, 2/20/2041 (c)	989	924
Series 2026-1, Rev., 4.05%, 7/20/2041	998	985
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,480
Series 2024A, Rev., 5.00%, 4/1/2054	1,300	1,308
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,395
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,565
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,076
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,142
City of Los Angeles Series 2025, Rev., TRAN, 5.00%, 6/25/2026	5,000	5,008
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,350	1,246
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,261
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	1,500	1,497
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,300
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,169

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Other Revenue — continued
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,662
Municipal Improvement Corp. of Los Angeles Series 2025A, Rev., 5.00%, 5/1/2044	1,000	1,091
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	2,001
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,087
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	342
Series 2025A, Rev., 5.00%, 11/1/2033	475	549
Series 2026B, Rev., 5.00%, 10/1/2042	1,000	1,129
Series 2026B, Rev., 5.00%, 10/1/2043	1,000	1,122
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	608
San Diego Public Facilities Financing Authority
Series 2025A, Rev., 5.00%, 10/15/2042	2,500	2,805
Series 2025A, Rev., 5.00%, 10/15/2043	2,000	2,222
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	525	525
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,102
Series 2019A, Rev., 5.00%, 6/1/2030	1,000	1,066
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,056
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	1,008
		56,144
Prerefunded—1.0%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,380
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,632
		5,012
Transportation—10.5%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, 2.35%, 6/1/2026 (c)	8,600	8,600
Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,443
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	776
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,157
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,740	1,534
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project
Series 2026A, Rev., 5.00%, 9/1/2031	1,025	1,131
Series 2026A, Rev., 5.25%, 9/1/2051	1,000	1,063
Series 2026A, Rev., 5.50%, 9/1/2060	1,000	1,078
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	1,008
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,043
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,132
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,790
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,363
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,149

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Transportation — continued
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,434
Series 2024A-1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,106
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,664
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,237
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,560
San Francisco City and County Airport Comm-San Francisco International Airport
Series 2016B, Rev., AMT, 5.00%, 6/2/2026	1,750	1,750
Series 2018B, Rev., VRDO, 1.15%, 6/10/2026 (c)	5,000	5,000
Series 2025D, Rev., AMT, 5.00%, 5/1/2032	1,800	1,982
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2030	615	678
Series 2025A, Rev., A.G., 5.00%, 12/1/2031	880	986
Series 2025A, Rev., A.G., 5.00%, 12/1/2033	745	856
Series 2025A, Rev., A.G., 5.00%, 12/1/2035	720	842
Series 2025A, Rev., A.G., 5.00%, 12/1/2037	440	507
		50,869
Utility—8.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,001
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,121
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,413
Series 2024B, Rev., 5.00%, 12/1/2032 (c)	1,000	1,029
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,800	4,107
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	1,100	1,188
Series 2026C, Rev., 5.25%, 2/1/2036	2,750	2,998
Series 2026B, Rev., 5.00%, 3/1/2036	2,375	2,495
Central Valley Energy Authority, Commodity Supply Series 2026, Rev., 5.00%, 8/1/2034	1,000	1,073
Imperial Irrigation District Electric System
Series 2025, Rev., 5.00%, 11/1/2043	1,150	1,285
Series 2025, Rev., 5.00%, 11/1/2044	1,175	1,298
Moreno Valley Public Financing Authority, Electric System
Series 2026A, Rev., A.G., 5.00%, 5/1/2030 (d)	500	543
Series 2026A, Rev., A.G., 5.00%, 5/1/2032 (d)	500	559
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,407
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,833
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,108
Southern California Public Power Authority Series 2026A, Rev., 5.00%, 11/1/2033 (d)	1,750	1,865
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,094
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,227
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	868
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,170

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Utility — continued
Series 2025A, Rev., 5.00%, 5/1/2035	750	885
Series 2025A, Rev., 5.00%, 5/1/2037	885	1,029
		42,596
Water & Sewer—9.1%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,021
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Series 2023, Rev., 4.00%, 10/1/2040	2,000	2,065
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,046
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,567
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,196
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,272
City of San Francisco Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F, Rev., 5.00%, 11/1/2038	1,500	1,729
City of San Francisco, Public Utilities Commission Water Series 2023, Subseries C, Rev., 4.00%, 11/1/2040	2,650	2,752
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,167
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,071
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,891
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2027	450	466
Series 2023A, Rev., 5.00%, 9/1/2029	260	282
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,107
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,002
Series 2025C, Rev., 5.00%, 7/1/2036	1,450	1,635
Series 2023D, Rev., 5.00%, 7/1/2042	520	556
Los Angeles Department of Water and Power Water System
Series 2026A, Rev., 5.00%, 7/1/2032	1,500	1,661
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,062
Los Angeles Department of Water and Power, Water System
Series 2022D, Rev., 5.00%, 7/1/2041	270	288
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,826
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,091
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,350
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (e)	440	444
Series 2018B, Rev., 5.00%, 10/1/2026	635	640
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,739
Southern California Water Replenishment District Series 2018, Rev., 5.00%, 8/1/2038	1,250	1,304
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,265
State of California Department of Water Resources, Central Valley Project, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,820
		44,315
Total California		421,596

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	178
Georgia—1.3%
Utility—1.3%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,127
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,234
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,940	3,118
		6,479
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,358
Idaho—0.2%
Housing—0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	995	1,119
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Rev., Zero Coupon, 6/1/2065	5,850	849
Kentucky—0.2%
Utility—0.2%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	950	976
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,655	3,716
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,180	412
		4,128
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,020
Total Ohio		5,148
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	940	1,019
Puerto Rico—1.5%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,032
Other Revenue—1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,275	682
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	906
Series A-2, Rev., 4.33%, 7/1/2040	1,250	1,244

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Puerto Rico — continued
Other Revenue — continued
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	1,066
Series A-1, Rev., 5.00%, 7/1/2058	1,400	1,381
		5,279
Total Puerto Rico		7,311
South Dakota—0.3%
Housing—0.3%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	475	528
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	980	1,107
		1,635
Texas—0.3%
Utility—0.3%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2026, Rev., 5.00%, 4/1/2036	1,150	1,212
Utah—0.2%
Housing—0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	935	1,034
Wisconsin—0.7%
Education—0.1%
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	500	510
Housing—0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920	990
Transportation—0.4%
Public Finance Authority, Senior Lien
Series 2024, Rev., AMT, 5.50%, 7/1/2044	1,000	1,035
Series 2024, Rev., AMT, 5.75%, 7/1/2049	1,000	1,037
		2,072
Total Wisconsin		3,572
Total Municipal Bonds (Cost $463,121)		467,030
	Shares (000)
Short-Term Investments—3.8%
Investment Companies—3.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (f) (g)(Cost $18,278)	18,277	18,279

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Value ($000)
Total Investments—99.9% (Cost $481,399)	485,309
Assets in Excess of Other Liabilities—0.1%	628
Net Assets—100.0%	485,937

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	87	09/21/2026	USD	9,560	55
U.S. Treasury 2 Year Note	30	09/30/2026	USD	6,199	13
					68

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD15,453	—	(69)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$467,030	$—	$467,030
Short-Term Investments
Investment Companies	18,279	—	—	18,279
Total Investments in Securities	$18,279	$467,030	$—	$485,309
Appreciation in Other Financial Instruments
Futures Contracts	$68	$—	$—	$68
Depreciation in Other Financial Instruments
Swaps	$—	$(69)	$—	$(69)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$68	$(69)	$—	$(1)
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$43,458	$31,168	$56,346	$—	$(1)	$18,279	18,277	$190	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.